Fair Value Measurements - Additional Information (Detail) $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Liability Instruments Measured At Fair Value [Member]
Fair Value Disclosures [Line Items]
Fair value of options		$ 62.4
Liability Instruments Measured At Fair Value [Member] | Private Placement Warrants
Fair Value Disclosures [Line Items]
Derivative Liability	$ 9.1
Liability Instruments Measured At Fair Value [Member] | Earnout Shares [Member]
Fair Value Disclosures [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 9.2
Minimum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.10
Maximum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.12